Shareholder Report, Holdings (Details)	Dec. 31, 2024
Conservative Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Conservative Allocation Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Conservative Allocation Fund Class I | Madison Investors Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Conservative Allocation Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Conservative Allocation Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Conservative Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Conservative Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Conservative Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Conservative Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Conservative Allocation Fund Class I | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Conservative Allocation Fund Class I | I Shares I Boxx High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Conservative Allocation Fund Class I | Murphy Oil U S A Inc 5625due 050127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Conservative Allocation Fund Class I | H C A Inc 5875due 021526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Conservative Allocation Fund Class I | United Rentals North America Inc 5500due 051527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Conservative Allocation Fund Class I | C D W L L C C D W Finance Corp 5100due 030130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Conservative Allocation Fund Class I | International Game Technology P L C 4125due 041526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Conservative Allocation Fund Class I | Waste Pro U S A Inc 5500due 021526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class I | Sunoco L P Sunoco Finance Corp 6000due 041527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class I | Performance Food Group Inc 5500due 101527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class I | S B A Communications Corp 3875due 021527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Conservative Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Conservative Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Conservative Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Conservative Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Conservative Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Conservative Allocation Fund Class II | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Conservative Allocation Fund Class II | Madison Investors Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Conservative Allocation Fund Class II | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Conservative Allocation Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Conservative Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Conservative Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Conservative Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Conservative Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Conservative Allocation Fund Class II | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Conservative Allocation Fund Class II | U S Treasury Bonds 6625 Due 021527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Conservative Allocation Fund Class II | U S Treasury Notes 2625 Due 021529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Conservative Allocation Fund Class II | U S Treasury Bonds 4500 Due 051538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Conservative Allocation Fund Class II | U S Treasury Notes 2875 Due 051528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Allocation Fund Class II | U S Treasury Bonds 3750 Due 081541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Conservative Allocation Fund Class II | Federal Home Loan Mortgage Corp 2500 Due 010152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Conservative Allocation Fund Class II | Hillsboro School District No 1 J General Obligation 43563034 And 4355due 063034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Conservative Allocation Fund Class II | U S Treasury Notes 4000due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Conservative Allocation Fund Class II | Federal National Mortgage Association 4000due 050152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Conservative Allocation Fund Class II | Federal National Mortgage Association 4500 Due 080152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Conservative Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Conservative Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Conservative Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Conservative Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Moderate Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Moderate Allocation Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Allocation Fund Class I | Madison Investors Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Moderate Allocation Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Moderate Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Moderate Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Moderate Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Moderate Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Moderate Allocation Fund Class I | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Moderate Allocation Fund Class I | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Moderate Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Moderate Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Moderate Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Moderate Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Moderate Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Moderate Allocation Fund Class II | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Allocation Fund Class II | Madison Investors Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Moderate Allocation Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Moderate Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Moderate Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Moderate Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Moderate Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Moderate Allocation Fund Class II | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Moderate Allocation Fund Class II | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Moderate Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Moderate Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Moderate Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Moderate Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Aggressive Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Allocation Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Aggressive Allocation Fund Class I | Madison Investors Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Aggressive Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Aggressive Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Aggressive Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Aggressive Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Aggressive Allocation Fund Class I | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aggressive Allocation Fund Class I | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Aggressive Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Aggressive Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Aggressive Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Aggressive Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
Aggressive Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Allocation Fund Class II | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Aggressive Allocation Fund Class II | Madison Investors Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Aggressive Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Aggressive Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Aggressive Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Aggressive Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Aggressive Allocation Fund Class II | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aggressive Allocation Fund Class II | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Aggressive Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Aggressive Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Aggressive Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Aggressive Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
Diversified Income Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diversified Income Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Diversified Income Fund Class I | Madison Short Term Strategic Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Diversified Income Fund Class I | Madison Covered Call E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Diversified Income Fund Class I | Madison Aggregate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Diversified Income Fund Class I | Madison Dividend Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Diversified Income Fund Class I | S P D R Portfolio High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class I | Global X M L P E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diversified Income Fund Class I | Janus Henderson A A A C L O E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified Income Fund Class I | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diversified Income Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Diversified Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diversified Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
Diversified Income Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diversified Income Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Diversified Income Fund Class II | Madison Short Term Strategic Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Diversified Income Fund Class II | Madison Covered Call E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Diversified Income Fund Class II | Madison Aggregate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Diversified Income Fund Class II | Madison Dividend Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Diversified Income Fund Class II | S P D R Portfolio High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class II | Global X M L P E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diversified Income Fund Class II | Janus Henderson A A A C L O E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified Income Fund Class II | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diversified Income Fund Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Diversified Income Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diversified Income Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
Diversified Income Fund Class II | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Core Bond Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Core Bond Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Core Bond Fund Class I | U S Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Core Bond Fund Class I | Long Term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | U S Treasury Bonds 6625 Due 021527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Core Bond Fund Class II | U S Treasury Notes 2625 Due 021529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Core Bond Fund Class II | U S Treasury Bonds 4500 Due 051538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Fund Class II | U S Treasury Notes 2875 Due 051528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Core Bond Fund Class II | U S Treasury Bonds 3750 Due 081541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | Federal Home Loan Mortgage Corp 2500 Due 010152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | Hillsboro School District No 1 J General Obligation 43563034 And 4355due 063034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | U S Treasury Notes 4000due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class II | Federal National Mortgage Association 4000due 050152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Fund Class II | Federal National Mortgage Association 4500 Due 080152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Fund Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Core Bond Fund Class II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Core Bond Fund Class II | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Core Bond Fund Class II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class II | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Core Bond Fund Class II | U S Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Core Bond Fund Class II | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Core Bond Fund Class II | Long Term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Income Fund Class I | I Shares I Boxx High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
High Income Fund Class I | Murphy Oil U S A Inc 5625due 050127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Income Fund Class I | H C A Inc 5875due 021526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class I | United Rentals North America Inc 5500due 051527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class I | C D W L L C C D W Finance Corp 5100due 030130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class I | International Game Technology P L C 4125due 041526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Income Fund Class I | S B A Communications Corp 3. 875due 021527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Income Fund Class I | Waste Pro U S A Inc 5500due 021526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class I | Sunoco L P Sunoco Finance Corp 6000due 041527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class I | Performance Food Group Inc 5500due 101527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
High Income Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
High Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
High Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
High Income Fund Class I | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
High Income Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
High Income Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
High Income Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
High Income Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
High Income Fund Class II | Corporate Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
High Income Fund Class II | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Value Fund Class I | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Value Fund Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class I | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class I | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class I | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class I | EOG Resources Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Value Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Value Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Large Cap Value Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Large Cap Value Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Large Cap Value Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Large Cap Value Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Large Cap Value Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Large Cap Value Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Cap Value Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Value Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Large Cap Value Fund Class I | Equity Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Value Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Large Cap Value Fund Class II | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Value Fund Class II | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class II | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class II | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class II | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class II | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class II | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class II | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class II | EOG Resources Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Value Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Value Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Large Cap Value Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Large Cap Value Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Large Cap Value Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Large Cap Value Fund Class II | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Large Cap Value Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Large Cap Value Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Cap Value Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Value Fund Class II | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Large Cap Value Fund Class II | Equity Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Value Fund Class II | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Large Cap Growth Fund Class II | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Large Cap Growth Fund Class II | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Growth Fund Class II | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Growth Fund Class II | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Cap Growth Fund Class II | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Growth Fund Class II | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Fund Class II | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class II | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Growth Fund Class II | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Growth Fund Class II | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Growth Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Large Cap Growth Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Large Cap Growth Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Large Cap Growth Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Large Cap Growth Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Large Cap Growth Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Large Cap Growth Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Large Cap Growth Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Mid Cap Fund Class I | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Mid Cap Fund Class I | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class I | Gartner, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Mid Cap Fund Class I | Ross Stores Inc[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class I | Brown & Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class I | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Fund Class I | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class I | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class I | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class I | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Mid Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Mid Cap Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Mid Cap Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Mid Cap Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Mid Cap Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Mid Cap Fund Class II | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Mid Cap Fund Class II | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class II | Gartner, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Mid Cap Fund Class II | Ross Stores Inc[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class II | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Fund Class II | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class II | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class II | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class II | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class II | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Mid Cap Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Mid Cap Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Mid Cap Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Mid Cap Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Mid Cap Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Stock Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
International Stock Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
International Stock Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Stock Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
International Stock Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
International Stock Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
International Stock Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
International Stock Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Stock Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
International Stock Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Stock Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
International Stock Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
International Stock Fund Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Stock Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%
International Stock Fund Class I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
International Stock Fund Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Stock Fund Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Stock Fund Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
International Stock Fund Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Stock Fund Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
International Stock Fund Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Stock Fund Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Stock Fund Class I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Stock Fund Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Stock Fund Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class I | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
International Stock Fund Class I | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Stock Fund Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Stock Fund Class II | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
International Stock Fund Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
International Stock Fund Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Stock Fund Class II | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
International Stock Fund Class II | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
International Stock Fund Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
International Stock Fund Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
International Stock Fund Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Stock Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
International Stock Fund Class II | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Stock Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
International Stock Fund Class II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
International Stock Fund Class II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Stock Fund Class II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%
International Stock Fund Class II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
International Stock Fund Class II | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Stock Fund Class II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Stock Fund Class II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
International Stock Fund Class II | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Stock Fund Class II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
International Stock Fund Class II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Stock Fund Class II | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Stock Fund Class II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Stock Fund Class II | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Stock Fund Class II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class II | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Stock Fund Class II | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
International Stock Fund Class II | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Stock Fund Class II | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class II | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class II | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Target Retirement 2020 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Madison Target Retirement 2020 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Madison Target Retirement 2020 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Madison Target Retirement 2020 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Madison Target Retirement 2020 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Madison Target Retirement 2020 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Madison Target Retirement 2020 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Target Retirement 2020 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Madison Target Retirement 2020 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Madison Target Retirement 2020 Fund Class I | iShares MSCI International Quality Factor ETF, Class USD INC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Target Retirement 2020 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Madison Target Retirement 2020 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Target Retirement 2020 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Madison Target Retirement 2030 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Madison Target Retirement 2030 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Madison Target Retirement 2030 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Madison Target Retirement 2030 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Madison Target Retirement 2030 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Madison Target Retirement 2030 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Madison Target Retirement 2030 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Madison Target Retirement 2030 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Madison Target Retirement 2030 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Madison Target Retirement 2030 Fund Class I | iShares MSCI International Quality Factor ETF, Class USD INC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Target Retirement 2030 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Madison Target Retirement 2030 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Target Retirement 2030 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2040 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Madison Target Retirement 2040 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Target Retirement 2040 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Madison Target Retirement 2040 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Madison Target Retirement 2040 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Madison Target Retirement 2040 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Target Retirement 2040 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Madison Target Retirement 2040 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Madison Target Retirement 2040 Fund Class I | SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Target Retirement 2040 Fund Class I | iShares MSCI International Quality Factor ETF, Class USD INC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Madison Target Retirement 2040 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Madison Target Retirement 2040 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Target Retirement 2040 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2050 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Madison Target Retirement 2050 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Target Retirement 2050 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Madison Target Retirement 2050 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Madison Target Retirement 2050 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Madison Target Retirement 2050 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Madison Target Retirement 2050 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Madison Target Retirement 2050 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Madison Target Retirement 2050 Fund Class I | iShares MSCI International Quality Factor ETF, Class USD INC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Madison Target Retirement 2050 Fund Class I | JPMorgan BetaBuilders Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Target Retirement 2050 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Madison Target Retirement 2050 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Target Retirement 2050 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%